PGIM AAA CLO ETF Average Annual Total Returns		12 Months Ended	13 Months Ended		17 Months Ended		31 Months Ended		37 Months Ended	45 Months Ended	60 Months Ended	75 Months Ended		81 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	[2],[3]	Dec. 31, 2024		Dec. 31, 2024	[6],[7]	Dec. 31, 2024 [8]	Dec. 31, 2024 [9]	Dec. 31, 2024 [1]	Dec. 31, 2024	[10],[11]	Dec. 31, 2024	[1],[12]
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25% [1]	4.72%		3.32%	[4],[5]	0.79%		(2.43%)	(1.44%)	(0.33%)	1.34%		1.22%
JP Morgan CLOIE AAA Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.06%			7.40%	[4]
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		7.38%			7.85%
Performance Inception Date	Jul. 19, 2023
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.83%			5.27%
Performance Inception Date	Jul. 19, 2023
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.32%			4.88%
Performance Inception Date	Jul. 19, 2023

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[3]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[4]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[5]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[6]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[7]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[8]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[9]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[10]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[11]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[12]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.